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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00266

Tri-Continental Corporation
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Tri-Continental Corporation

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 10.5%
Automobiles 0.1%
General Motors Co. (a)	23,700	$478,266
Diversified Consumer Services 1.2%
Apollo Group, Inc., Class A (a)	273,200	10,821,452
H&R Block, Inc. (b)	66,125	880,124
Total		11,701,576
Household Durables 0.2%
Tempur-Pedic International, Inc. (a)(b)	35,100	1,846,611
Internet & Catalog Retail 0.5%
priceline.com, Inc. (a)	11,871	5,335,539
Media 3.2%
Comcast Corp., Class A	542,726	11,342,973
DIRECTV, Class A (a)(b)	444,900	18,797,025
DISH Network Corp., Class A (a)(b)	46,500	1,165,290
Time Warner Cable, Inc. (b)	16,400	1,027,788
Total		32,333,076
Specialty Retail 5.3%
AutoZone, Inc. (a)	56,024	17,882,301
GameStop Corp., Class A (a)(b)	308,200	7,119,420
Limited Brands, Inc.	419,430	16,152,249
Ross Stores, Inc.	159,849	12,578,518
Total		53,732,488
TOTAL CONSUMER DISCRETIONARY		105,427,556
CONSUMER STAPLES 11.7%
Beverages 0.8%
Coca-Cola Co. (The) (b)	23,274	1,572,391
Coca-Cola Enterprises, Inc.	249,801	6,215,049
Total		7,787,440
Food & Staples Retailing 4.9%
Kroger Co. (The) (b)	458,294	10,064,136
Safeway, Inc. (b)	174,400	2,900,272
Wal-Mart Stores, Inc. (b)	515,129	26,735,195
Walgreen Co.	306,382	10,076,904
Total		49,776,507
Food Products 1.4%
Hershey Co. (The)	238,528	14,130,399

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)
Household Products 0.3%
Kimberly-Clark Corp.	40,100	$2,847,501
Tobacco 4.3%
Lorillard, Inc.	174,364	19,302,095
Philip Morris International, Inc.	393,800	24,565,244
Total		43,867,339
TOTAL CONSUMER STAPLES		118,409,186
ENERGY 11.7%
Energy Equipment & Services 1.4%
National Oilwell Varco, Inc.	278,537	14,266,665
Oil, Gas & Consumable Fuels 10.3%
Apache Corp.	188,100	15,093,144
Chevron Corp. (b)(c)	382,942	35,429,794
ConocoPhillips	302,558	19,157,973
Devon Energy Corp.	6,500	360,360
Exxon Mobil Corp.	185,711	13,488,190
Marathon Oil Corp. (b)	378,718	8,172,734
Tesoro Corp. (a)(b)	389,677	7,587,011
Valero Energy Corp.	230,861	4,104,709
Total		103,393,915
TOTAL ENERGY		117,660,580
FINANCIALS 12.8%
Capital Markets 1.7%
Franklin Resources, Inc. (b)	153,808	14,710,197
T Rowe Price Group, Inc. (b)	46,400	2,216,528
Total		16,926,725
Commercial Banks 0.1%
KeyCorp (b)	245,155	1,453,769
Consumer Finance 2.6%
Capital One Financial Corp. (b)	419,328	16,617,969
Discover Financial Services	426,796	9,790,700
Total		26,408,669
Diversified Financial Services 3.4%
Citigroup, Inc.	145,049	3,716,156
JPMorgan Chase & Co.	876,602	26,403,252
Moody’s Corp. (b)	140,100	4,266,045
Total		34,385,453
Insurance 3.7%
Aflac, Inc.	457,031	15,973,233

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Hartford Financial Services Group, Inc.	99,887	$1,612,176
Lincoln National Corp.	365,230	5,708,545
Prudential Financial, Inc. (b)	270,900	12,694,374
Torchmark Corp. (b)	34,700	1,209,642
Total		37,197,970
Real Estate Investment Trusts (REITs) 1.3%
Public Storage	25,100	2,794,885
Simon Property Group, Inc. (b)	92,586	10,182,608
Total		12,977,493
TOTAL FINANCIALS		129,350,079
HEALTH CARE 12.2%
Biotechnology 0.8%
Amgen, Inc.	26,900	1,478,155
Gilead Sciences, Inc. (a)	162,600	6,308,880
Total		7,787,035
Health Care Equipment & Supplies 0.3%
Baxter International, Inc.	62,313	3,498,252
Health Care Providers & Services 2.4%
UnitedHealth Group, Inc.	524,256	24,178,687
Pharmaceuticals 8.7%
Abbott Laboratories (b)	249,429	12,755,799
Bristol-Myers Squibb Co.	398,014	12,489,679
Eli Lilly & Co. (b)	593,448	21,939,773
Forest Laboratories, Inc. (a)	9,965	306,822
Johnson & Johnson (b)	13,882	884,422
Merck & Co., Inc.	321,533	10,517,345
Pfizer, Inc.	1,637,365	28,948,613
Total		87,842,453
TOTAL HEALTH CARE		123,306,427
INDUSTRIALS 10.0%
Aerospace & Defense 5.2%
General Dynamics Corp.	161,807	9,205,200
Lockheed Martin Corp. (b)	134,723	9,786,279
Northrop Grumman Corp. (b)	84,636	4,414,614
Raytheon Co.	374,184	15,292,900
United Technologies Corp.	195,563	13,759,812
Total		52,458,805

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B (b)	96,441	$6,090,249
Commercial Services & Supplies 0.9%
Pitney Bowes, Inc. (b)	109,104	2,051,155
RR Donnelley & Sons Co. (b)	483,797	6,831,214
Total		8,882,369
Industrial Conglomerates 2.8%
General Electric Co. (b)	880,998	13,426,410
Tyco International Ltd. (d)	360,323	14,683,162
Total		28,109,572
Professional Services 0.5%
Dun & Bradstreet Corp. (The)	92,800	5,684,928
TOTAL INDUSTRIALS		101,225,923
INFORMATION TECHNOLOGY 19.3%
Computers & Peripherals 7.1%
Apple, Inc. (a)	143,000	54,508,740
Dell, Inc. (a)(b)	771,187	10,912,296
Lexmark International, Inc., Class A (a)	129,300	3,494,979
Western Digital Corp. (a)(b)	99,182	2,550,961
Total		71,466,976
IT Services 3.7%
International Business Machines Corp. (b)	211,708	37,055,251
Semiconductors & Semiconductor Equipment 4.7%
Atmel Corp. (a)	157,200	1,268,604
Intel Corp. (b)	994,939	21,222,049
LSI Corp. (a)	189,500	981,610
Micron Technology, Inc. (a)(b)	1,520,100	7,661,304
Novellus Systems, Inc. (a)(b)	23,600	643,336
Teradyne, Inc. (a)(b)	292,400	3,219,324
Texas Instruments, Inc. (b)	481,100	12,821,315
Total		47,817,542
Software 3.8%
Microsoft Corp.	1,518,777	37,802,360
TOTAL INFORMATION TECHNOLOGY		194,142,129

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 2.9%
Chemicals 1.3%
CF Industries Holdings, Inc.	6,332	$781,305
Eastman Chemical Co.	179,024	12,268,515
Total		13,049,820
Metals & Mining 1.6%
Freeport-McMoRan Copper & Gold, Inc. (b)	528,889	16,104,670
TOTAL MATERIALS		29,154,490
TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 3.5%
AT&T, Inc.	711,894	20,303,217
Verizon Communications, Inc. (b)	422,398	15,544,246
Total		35,847,463
TOTAL TELECOMMUNICATION SERVICES		35,847,463
UTILITIES 4.1%
Electric Utilities 1.9%
Exelon Corp. (b)	454,413	19,362,538
Independent Power Producers & Energy Traders 0.9%
AES Corp. (The) (a)	902,739	8,810,733
Multi-Utilities 1.3%
Public Service Enterprise Group, Inc.	381,092	12,717,040
TOTAL UTILITIES		40,890,311
Total Common Stocks (Cost: $974,448,349)		$995,414,144

Limited Partnerships 0.2%
FINANCIALS 0.2%
Capital Markets 0.2%
WCAS Capital Partners II LP (a)(e)(f)(g)	4,212,137	1,995,100
TOTAL FINANCIALS		1,995,100
Total Limited Partnerships (Cost: $4,212,137)		$1,995,100

	Shares	Value

Money Market Fund 0.4%

Columbia Short-Term Cash Fund, 0.125% (h)(i)	3,960,522	$3,960,522
Total Money Market Fund (Cost: $3,960,522)		$3,960,522

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 9.2%
Asset-Backed Commercial Paper 0.4%
Scaldis Capital LLC
10/04/11	0.550%	3,999,756	$3,999,756
Total			3,999,756

Certificates of Deposit 1.8%
Bank of Montreal
11/14/11	0.250%	2,000,000	2,000,000
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	1,498,561	1,498,561
Branch Banking & Trust Corporation
10/11/11	0.200%	3,000,000	3,000,000
Clydesdale Bank PLC
12/30/11	0.550%	2,995,835	2,995,835
Credit Suisse
11/17/11	0.300%	2,000,000	2,000,000
DnB NOR ASA
11/23/11	0.300%	2,000,000	2,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/11/11	0.340%	2,000,000	2,000,000
Swedbank AB
10/24/11	0.260%	2,000,000	2,000,000
Total			17,494,396

Other Short-Term Obligations 0.2%
Natixis Financial Products LLC
10/03/11	0.430%	2,000,000	2,000,000

Repurchase Agreements 6.8%
Cantor Fitzgerald & Co. dated 09/30/11, matures 10/03/11, repurchase price $10,000,117 (j)
	0.140%	10,000,000	10,000,000
MF Global Holdings Ltd. dated 09/30/11, matures 10/03/11, repurchase price $5,000,092 (j)
	0.220%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Mizuho Securities USA, Inc. dated 09/30/11, matures 10/03/11, repurchase price $20,000,267 (j)
	0.160%	$20,000,000	$20,000,000
Natixis Financial Products, Inc. dated 09/30/11, matures 10/03/11, repurchase price $20,000,150 (j)
	0.090%	20,000,000	20,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Pershing LLC dated 09/30/11, matures 10/03/11, repurchase price $4,000,060 (j)
	0.180%	$4,000,000	$4,000,000
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $9,751,527 (j)
	0.150%	9,751,405	9,751,405
Total			68,751,405

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $92,245,557)			$92,245,557

Total Investments (Cost: $1,074,866,565) (k)			$1,093,615,323(l)
Other Assets & Liabilities, Net			(85,546,016)

Net Assets			$1,008,069,307

Investments in Derivatives

Futures Contracts Outstanding at September 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P 500 Index	12	$3,378,000	Dec. 2011	$—	$(148,362)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At September 30, 2011, security was partially or fully on loan.
(c)

At September 30, 2011, investments in securities included securities valued at $605,076 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(d)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $14,683,162 or 1.46% of net assets.
(e)	At September 30, 2011, there was no capital committed to the LLC or LP for future investment.
(f)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2011 was $1,995,100, representing 0.20% of net assets. Information concerning such security holdings at September 30, 2011 was as follows:

Security	Acquisition Dates	Cost
WCAS Capital Partners II LP	12-11-90 – 03-24-98	$4,212,137

(g)

At September 30, 2011, the Fund owned one limited partnership investment that was purchased through a private offering and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. The investment is valued at fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund. The acquisition dates of investment in the limited partnership, along with the cost and value at September 30, 2011, were as follows:

Security	Acquisition Date	Cost	Value (a)
WCAS Capital Partners II LP	12-11-90 – 03-24-98	$4,212,137	$1,995,100

(h)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(i)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$3,118,708	$35,874,722	$(35,032,908)	$—	$3,960,522	$1,512	$3,960,522

(j)                                      The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.140%)
Security Description	Value
Fannie Mae Interest Strip	$ 69,588
Fannie Mae Pool	6,119,221
Fannie Mae REMICS	431,949
Federal Home Loan Banks	97,371
Freddie Mac Non Gold Pool	2,090,376
Freddie Mac REMICS	514,607
Freddie Mac Strips	194,260
Ginnie Mae I Pool	109,937
Ginnie Mae II Pool	105,079
Government National Mortgage Association	145,666
United States Treasury Note/Bond	321,946
Total Market Value of Collateral Securities	$ 10,200,000
MF Global Holdings Ltd. (0.220%)
Security Description	Value
Fannie Mae REMICS	$ 286,842
Federal Farm Credit Bank	5,251
Federal Home Loan Banks	120,846
Federal Home Loan Mortgage Corp	158,802
Federal National Mortgage Association	248,803
Freddie Mac Gold Pool	5,781
Freddie Mac REMICS	434,122
Ginnie Mae I Pool	643,276
Ginnie Mae II Pool	384,328
Government National Mortgage Association	1,265,918
United States Treasury Note/Bond	1,546,082
Total Market Value of Collateral Securities	$ 5,100,051
Mizuho Securities USA, Inc. (0.160%)
Security Description	Value
Fannie Mae Grantor Trust	$ 196,727
Fannie Mae Pool	6,493,425
Fannie Mae REMICS	4,226,477
Fannie Mae Whole Loan	34,895
Federal Home Loan Bank of Chicago	41,504
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	218,611
Freddie Mac Gold Pool	3,588,223
Freddie Mac REMICS	5,515,405
Ginnie Mae II Pool	84,733
Total Market Value of Collateral Securities	$ 20,400,000
Natixis Financial Products, Inc. (0.090%)
Security Description	Value
Fannie Mae Interest Strip	$ 5,357,399
Fannie Mae Pool	10,646,100
Fannie Mae REMICS	8,749
Freddie Mac Gold Pool	3,116,126
Freddie Mac Non Gold Pool	142,729
Freddie Mac REMICS	81,328
Freddie Mac Strips	659,409
Government National Mortgage Association	388,313
Total Market Value of Collateral Securities	$ 20,400,153

Pershing LLC (0.180%)
Security Description	Value
Fannie Mae Pool	$ 1,112,533
Fannie Mae REMICS	705,982
Fannie Mae Whole Loan	7,951
Fannie Mae-Aces	15,471
Freddie Mac REMICS	1,316,199
Ginnie Mae I Pool	635,778
Government National Mortgage Association	286,086
Total Market Value of Collateral Securities	$ 4,080,000
RBS Securities, Inc. (0.150%)
Security Description	Value
Freddie Mac Gold Pool	$ 9,946,477
Total Market Value of Collateral Securities	$ 9,946,477

(k)                                   At September 30, 2011, the cost of securities for federal income tax purposes was approximately $1,074,867,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$106,534,000
Unrealized Depreciation	(87,786,000)
Net Unrealized Appreciation	$18,748,000

(l)                                      Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$ 105,427,556	$ —	$ —	$ 105,427,556
Consumer Staples	118,409,186	—	—	118,409,186
Energy	117,660,580	—	—	117,660,580
Financials	129,350,079	—	—	129,350,079
Health Care	123,306,427	—	—	123,306,427
Industrials	101,225,923	—	—	101,225,923
Information Technology	194,142,129	—	—	194,142,129
Materials	29,154,490	—	—	29,154,490
Telecommunication Services	35,847,463	—	—	35,847,463
Utilities	40,890,311	—	—	40,890,311
Total Equity Securities	995,414,144	—	—	995,414,144

Other
Limited Partnerships
Financials	—	—	1,995,100	1,995,100
Affiliated Money Market Fund(c)	3,960,522	—	—	3,960,522
Investments of Cash Collateral Received for Securities on Loan	—	92,245,557	—	92,245,557
Total Other	3,960,522	92,245,557	1,995,100	98,201,179

Investments in Securities	999,374,666	92,245,557	1,995,100	1,093,615,323
Derivatives(d)
Liabilities
Futures Contracts	(148,362)	—	—	(148,362)
Total	$ 999,226,304	$ 92,245,557	$ 1,995,100	$ 1,093,466,961

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed most appropriate in the circumstances. Certain Limited Partnerships classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Limited
Partnerships
Balance as of December 31, 2010	$ 2,019,088
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(23,988)
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2011	$ 1,995,100

*Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was $(23,988).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tri-Continental Corporation

By
/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By
/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	November 22, 2011

By
/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date	November 22, 2011